Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2024
Basic and Diluted Loss Per Share [Abstract]
Basic and diluted loss per share

Note 25 – Basic and Diluted Loss Per Share

The Company computes net loss per share of Class A Ordinary Shares and Class B Ordinary Shares using the two-class method. Basic net loss per share is computed using the weighted-average number of ordinary shares outstanding during the period. Diluted net loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding during the year to assume conversion of all potentially dilutive securities to ordinary shares. Because the Company has reported a net loss for each of the years ended December 31, 2024, 2023 and 2022, diluted net loss per ordinary share is the same as basic net loss per common share for such periods as the inclusion of any dilutive ordinary shares during these periods would result in the net loss per ordinary share calculation to be anti-dilutive.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2024, 2023 and 2022, which includes both Class A Ordinary Shares and Class B Ordinary Shares:

	December 31, 2024		December 31, 2023		December 31, 2022
Amounts in EUR except for shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares

Numerator:
Total net loss attributable to Parent	(4,404,836)	(4,404,836)	(4,438,440)	(4,438,440)	(1,226,855)	(1,226,855)
Allocation of net loss between Class A and Class B Ordinary Shares	(2,324,893)	(2,079,943)	(2,936,572)	(1,411,868)	(1,079,683)	(147,172)
Denominator:
Weighted average shares	6,562,180	5,870,792	7,700,000	3,702,068	5,203,562	709,301
Basic and diluted net loss per share	(0.36)	(0.36)	(0.38)	(0.38)	(0.21)	(0.21)